Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 662,934	$ 250,669
Restricted cash and cash equivalents	231,317	261,108
Trade and other receivables, net	1,006,127	949,085
Inventories	161,790	282,698
Other current assets	571,869	543,136
Total current assets	2,634,037	2,286,696
Systems, equipment and other assets related to contracts, net	1,307,940	1,404,426
Property, plant and equipment, net	146,055	185,349
Operating lease right-of-use assets	341,538
Goodwill	5,451,494	5,580,227
Intangible assets, net	1,836,002	2,044,723
Other non-current assets	1,927,524	2,147,081
Total non-current assets	11,010,553	11,361,806
Total assets	13,644,590	13,648,502
Current liabilities:
Accounts payable	1,120,922	1,142,371
Current portion of long-term debt	462,155	0
Short-term borrowings	3,193	34,822
Other current liabilities	882,081	824,931
Total current liabilities	2,468,351	2,002,124
Long-term debt, less current portion	7,600,169	7,977,267
Deferred income taxes	366,822	446,083
Operating lease liabilities	310,721
Other non-current liabilities	413,549	471,099
Total non-current liabilities	8,691,261	8,894,449
Total liabilities	11,159,612	10,896,573
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 204,435,333 and 204,210,731 shares issued and outstanding at December 31, 2019 and 2018, respectively	20,443	20,421
Additional paid-in capital	2,395,532	2,534,134
Retained deficit	(1,020,238)	(1,008,193)
Accumulated other comprehensive income	262,525	261,537
Total IGT PLC’s shareholders’ equity	1,658,262	1,807,899
Non-controlling interests	826,716	944,030
Total shareholders’ equity	2,484,978	2,751,929
Total liabilities and shareholders’ equity	$ 13,644,590	$ 13,648,502